Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 114,440	$ 15,782	¥ 188,741	¥ 191,200
Operating costs and expenses:
Cost of sales	(16,136)	(2,225)	(33,834)	(44,043)
Selling expenses	(64,709)	(8,924)	(126,743)	(130,145)
General and administrative expenses	(92,399)	(12,742)	(102,267)	(90,194)
Total operating costs and expenses	(173,244)	(23,891)	(262,844)	(264,382)
Loss from operations	(58,804)	(8,109)	(74,103)	(73,182)
Other income, net:
Investment income	13,561	1,870		1,899
Interest income	8,591	1,185	7,474	10,919
Sundry income, net	1,660	228	5,037	4,690
Loss before income taxes	(34,992)	(4,826)	(61,592)	(55,674)
Income tax benefit (expense)	(8,585)	(1,184)	925	9,608
Net loss	(43,577)	(6,010)	(60,667)	(46,066)
Less: net income attributable to non-controlling interests				304
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	560	77	417	(1,277)
Net loss attributable to Puyi Inc.’s shareholders	¥ (43,577)	$ (6,010)	¥ (60,667)	¥ (46,370)
Net loss per share:
Net loss per share, basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.482)	$ (0.066)	¥ (0.671)	¥ (0.513)
Weighted average number of shares used in computation:
Basic (in Shares)	90,472,014	90,472,014	90,472,014	90,472,014
Net loss	¥ (43,577)	$ (6,010)	¥ (60,667)	¥ (46,066)
Total comprehensive loss	(43,017)	(5,933)	(60,250)	(47,343)
Less: Comprehensive income attributable to the non-controlling interests				304
Comprehensive loss attributable to Puyi Inc.’s shareholders	(43,017)	(5,933)	(60,250)	(47,647)
Wealth management
Net revenues:
Total net revenues	95,013	13,103	171,541	176,589
Asset management
Net revenues:
Total net revenues	1,983	273	5,890	13,464
Consulting and others
Net revenues:
Total net revenues	¥ 17,444	$ 2,406	¥ 11,310	¥ 1,147
American Depositary Share
Net loss per share:
Net loss per share, basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.722)	$ (0.1)	¥ (1.006)	¥ (0.77)